Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]
Trade and other non-current receivables [abstract]
Prepayments	£ 2.8	£ 2.2
Fair value of derivatives	9.6
Other debtors	143.8	135.4
Trade and other receivables	£ 156.2	£ 137.6	[1]	£ 180.0

[1]	Figures have been restated as described in the accounting policies.